Intangible assets, net	12 Months Ended
Dec. 31, 2021
ZHEJIANG TIANLAN
Intangible assets, net

10 Intangible assets, net

	December 31,
	2021	2020
	RMB’000	RMB’000

Amortizable intangible assets

Gross carrying amount
Patents	3,750	3,750
Others	165	165

	3,915	3,915

Less: Accumulated amortization	(2,050)	(1,795)

Net carrying amount	1,865	2,120

	Year ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Amortization expense	255	142	152

At December 31, 2021, estimated future intangible assets amortization expense for each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2022	255
2023	255
2024	255
2025	255
2026	255
Thereafter	590

Total	1,865

At December 31, 2020, estimated future intangible assets amortization expense for each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2021	142
2022	142
2023	142
2024	142
2025	142
Thereafter	1,410

Total	2,120